Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–131.97%(a)
Alabama–3.18%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 1,000	$ 1,129,240
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (b)	5.00%	01/01/2042	2,250	2,667,510
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	925	663,567
Jefferson (County of), AL;
Series 2013 C, Wts. (INS -AGM)(d)(e)	6.60%	10/01/2042	1,300	1,265,992
Series 2013 F, Revenue Wts. (d)	7.75%	10/01/2046	1,700	1,640,245
Series 2013-F, Revenue Wts. (d)	7.90%	10/01/2050	1,000	963,170
Lower Alabama Gas District (The); Series 2016 A, RB (b)	5.00%	09/01/2046	1,500	2,114,805
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (f)	5.25%	05/01/2044	1,000	1,151,380
				11,595,909
American Samoa–0.22%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	802,245
Arizona–4.42%
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	2,593,643
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB (f)	5.75%	07/01/2036	1,500	1,674,330
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,610,760
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,042,470
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2012, RB (g)(h)	6.40%	07/01/2021	600	648,810
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (f)	6.75%	07/01/2044	750	864,585
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	1,026,560
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB (f)	5.00%	06/15/2052	2,355	2,422,612
Pima (County of), AZ Industrial Development Authority (Coral Academy Science); Series 2008 A, RB	7.25%	12/01/2038	1,000	1,001,830
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	6.00%	07/01/2048	1,000	990,510
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB (f)	6.13%	10/01/2052	1,000	1,137,230
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB	6.00%	07/01/2043	1,000	1,092,500
				16,105,840
California–16.17%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,061,560
Alhambra (City of), CA (Atherton Baptist Homes); Series 2010 A, RB (g)(h)	7.63%	01/01/2020	1,000	1,005,120
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (b)	5.00%	04/01/2056	2,250	2,677,028
California (State of) Educational Facilities Authority (Stanford University);
Series 2012 U-2, Ref. RB (b)	5.25%	04/01/2040	3,000	4,085,640
Series 2014 U-6, RB (b)	5.00%	05/01/2045	3,000	4,476,030
Series 2010, RB (b)	5.25%	04/01/2040	500	746,520
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,366,875
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB	6.00%	07/01/2042	1,000	1,071,290
California (State of) Pollution Control Finance Authority; Series 2012, RB (f)(i)	5.00%	07/01/2037	1,000	1,069,560
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, RB (Acquired 01/22/2016 - 09/25/2017; Cost $707,500)(c)(f)(i)	7.00%	12/31/2049	940	470,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	$ 695	$ 737,833
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB (g)(h)	7.25%	11/01/2021	1,000	1,117,600
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, RB (Acquired 11/03/2015; Cost $755,000)(f)	6.75%	06/01/2045	755	799,507
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	750	754,312
Series 2006 A, RB (j)	0.00%	06/01/2046	10,000	1,945,300
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	1,000	1,002,780
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	905	906,602
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB	6.50%	01/15/2043	1,000	1,177,210
Golden State Tobacco Securitization Corp.;
Series 2007 B, RB (j)	0.00%	06/01/2047	10,000	1,675,300
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	2,105	2,165,856
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, RB (j)	0.00%	06/01/2036	10,000	3,412,900
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB (b)(i)(k)	5.25%	05/15/2048	3,000	3,638,370
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (g)(h)	7.00%	08/01/2021	1,000	1,099,270
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds (j)	0.00%	08/01/2039	8,000	4,711,760
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	1,000	1,116,710
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB (g)(h)	7.00%	02/01/2021	1,400	1,497,216
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB (j)	0.00%	08/01/2037	5,000	2,003,500
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (j)	0.00%	06/01/2036	2,000	801,080
Series 2007 A, RB (j)	0.00%	06/01/2041	5,000	1,500,200
Southern California Logistics Airport Authority; Series 2008 A, RB (j)	0.00%	12/01/2044	18,085	3,057,088
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB (j)	0.00%	06/01/2054	3,500	535,885
Union City (City of), CA Community Redevelopment Agency (Community Redevelopment); Series 2011, RB (g)(h)	6.88%	12/01/2021	1,500	1,675,815
University of California; Series 2017 M, RB (b)	5.00%	05/15/2047	3,000	3,602,250
				58,963,967
Colorado–7.82%
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	750	773,258
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,905	1,958,454
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,185	1,241,584
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,052,370
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	3,000	3,436,590
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (f)	6.25%	12/01/2050	1,000	1,064,590
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB (g)(h)	6.25%	11/15/2020	1,000	1,047,750
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2019, RB	6.00%	01/15/2041	1,000	1,022,930
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2039	1,000	1,058,020
Denver (City & County of), CO; Series 2018 A, Ref. RB (b)(i)	5.25%	12/01/2043	3,000	3,651,000
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	500	513,830
Fourth Street Crossing Business Improvement District; Series 2019 A, RB (f)	5.38%	12/01/2049	500	509,875
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	$ 700	$ 735,609
Leyden Rock Metropolitan District No. 10; Series 2016 B, GO Bonds	7.25%	12/15/2045	500	518,330
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,055,900
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	997,500
Solaris Metropolitan District No. 3; Series 2016 B, Ref. GO Bonds	7.00%	12/15/2046	1,000	1,026,780
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,578,435
Tallyns Reach Metropolitan District No. 3; Series 2016 A, GO Bonds	6.75%	11/01/2038	845	871,406
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	1,019,380
University of Colorado; Series 2013 A, RB (b)	5.00%	06/01/2043	3,000	3,394,500
				28,528,091
Connecticut–0.40%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (c)(l)	5.13%	10/01/2036	2,955	945,600
Hamden (Town of), CT (Whitney Center); Series 2009 A, RB	7.75%	01/01/2043	500	502,530
				1,448,130
Delaware–0.30%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB (f)	5.25%	07/01/2048	1,000	1,084,860
District of Columbia–1.59%
District of Columbia;
Series 2009 B, Ref. RB (b)	5.00%	12/01/2025	1,335	1,335,147
Series 2014 C, GO Bonds (b)	5.00%	06/01/2038	3,000	3,439,470
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	1,000	1,013,980
				5,788,597
Florida–7.34%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	784,611
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	1,005,350
Broward (County of), FL; Series 2017, RB (b)(i)	5.00%	10/01/2042	3,000	3,530,820
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB (f)	6.75%	12/01/2035	100	103,475
Series 2015, RB (f)	7.00%	12/01/2045	1,000	1,036,510
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013 - 12/19/2013; Cost $987,159)(f)	8.25%	05/15/2049	1,200	1,141,524
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB (g)(h)	7.25%	10/01/2021	1,000	1,107,490
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB (f)	6.13%	06/15/2043	1,000	1,027,390
Series 2015, RB (f)	6.13%	06/15/2046	1,000	1,094,810
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB (f)	5.38%	07/15/2038	1,300	1,376,635
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/2042	1,000	1,081,040
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,216,872
Miami-Dade (County of), FL; Series 2009, RB (j)	0.00%	10/01/2042	7,900	3,804,166
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (b)	5.00%	04/01/2053	1,500	1,772,535
Orlando (City of), FL; Series 2014 A, RB (b)	5.00%	11/01/2039	3,000	3,488,340
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	844,650
Seminole (County of), FL Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB (f)	10.00%	12/28/2021	1,000	1,315,160
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (g)(h)	6.00%	08/01/2020	1,000	1,031,430
				26,762,808
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.38%
Americus (City of) & Sumter (County of), GA Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/2043	$ 1,000	$ 1,103,500
Atlanta (City of), GA; Series 2015, Ref. RB (b)	5.00%	11/01/2040	2,490	2,884,964
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (g)(h)	6.13%	09/01/2020	1,000	1,037,130
				5,025,594
Idaho–0.77%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/2049	1,000	1,120,190
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,672,896
				2,793,086
Illinois–14.91%
Bolingbrook (Village of), IL; Series 2005, RB (d)	6.25%	01/01/2024	1,250	1,232,962
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,399,900
Series 2009 C, Ref. GO Bonds (j)	0.00%	01/01/2031	5,020	3,416,763
Series 2011, COP	7.13%	05/01/2025	1,030	1,030,072
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,803,615
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.75%	12/01/2032	1,830	1,840,248
Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,674,675
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds (b)	5.00%	12/01/2044	3,000	3,358,500
Series 2016 C, GO Bonds (b)	5.00%	12/01/2045	2,250	2,592,833
Chicago (City of), IL Transit Authority; Series 2014, RB (b)	5.25%	12/01/2049	3,000	3,356,760
Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,079,770
Series 2017 D, GO Bonds (b)(k)	5.00%	11/01/2023	3,000	3,297,210
Series 2018 A, GO Bonds	6.00%	05/01/2027	1,000	1,219,260
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	1,000	1,056,810
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (f)	6.00%	12/01/2045	1,000	1,058,670
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,320
Series 2006 A, RB	6.00%	08/15/2039	1,500	1,500,855
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,000	1,069,150
Series 2019 A, Ref. RB	5.00%	11/01/2049	4,000	4,210,200
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/2046	1,000	1,046,140
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.24%	05/15/2038	140	123,592
Series 2016 A, RB	6.33%	05/15/2048	500	436,590
Series 2016 A, RB	6.44%	05/15/2055	850	742,305
Series 2016, RB	2.00%	05/15/2055	150	4,523
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (g)(h)	7.00%	08/15/2023	1,000	1,190,830
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	1,000	1,081,640
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,630,560
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	395	420,766
Series 2011, Ref. RB	7.13%	10/01/2041	500	531,145
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,000	3,312,840
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	870,278
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB (d)	4.70%	12/15/2037	$ 1,000	$ 682,940
Series 2017 B, Ref. RB (d)	4.95%	12/15/2047	3,900	2,621,385
Long Grove (Village of), IL (Sunset Grove); Series 2010, RB	7.50%	01/01/2030	835	852,059
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB (g)(h)	8.50%	06/01/2021	1,000	1,106,850
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/2045	1,000	1,021,920
				54,374,936
Indiana–2.09%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne); Series 2017, RB (f)	6.88%	01/15/2052	250	273,907
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB (c)	7.13%	11/15/2047	185	4,896
Crown Point (City of), IN (Wittenberg Village); Series 2009 A, RB	8.00%	11/15/2039	1,000	1,001,010
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB (b)	5.00%	12/01/2040	2,250	2,581,425
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB (f)	5.90%	07/01/2038	1,000	1,046,760
Series 2018 A, Ref. RB (f)	6.00%	07/01/2048	1,000	1,046,970
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	500	514,835
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (i)	7.00%	01/01/2044	1,000	1,165,880
				7,635,683
Iowa–3.12%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,041,020
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	3,000	3,261,750
Iowa (State of) Finance Authority (Northcrest, Inc. Project); Series 2018 A, Ref. RB	5.00%	03/01/2048	1,250	1,354,625
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (d)	5.60%	06/01/2034	700	700,896
Series 2005 C, RB	5.38%	06/01/2038	1,125	1,125,202
Series 2005 C, RB	5.63%	06/01/2046	1,000	1,000,170
Series 2005 D, RB (j)	0.00%	06/01/2046	8,400	1,590,876
Series 2005 E, RB (j)	0.00%	06/01/2046	10,000	1,306,900
				11,381,439
Kansas–0.94%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.38%	12/15/2043	1,000	1,101,080
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	1,101,800
Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	1,211,581
				3,414,461
Kentucky–0.90%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2011, RB (g)(h)	7.38%	05/15/2021	1,000	1,088,030
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB (d)	6.88%	07/01/2046	2,000	2,181,560
				3,269,590
Louisiana–1.43%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	841,500
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	750	774,735
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. RB (f)(g)(h)	6.38%	12/01/2019	1,000	1,020,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB (b)(i)	5.00%	01/01/2048	$ 2,250	$ 2,576,453
				5,212,688
Maine–0.29%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	1,000	1,068,010
Maryland–0.55%
Frederick (County of), MD (Jefferson Technology Park); Series 2013 B, RB (f)	7.13%	07/01/2043	990	999,365
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	1,000	1,016,300
				2,015,665
Massachusetts–1.80%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS -AMBAC)(b)(e)	5.50%	08/01/2030	960	1,306,397
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	505	717,797
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (f)	5.00%	10/01/2057	1,500	1,645,275
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (g)(h)	6.88%	01/01/2021	1,000	1,061,810
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	1,500	1,850,160
				6,581,439
Michigan–2.50%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	651,599
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. RB	7.00%	11/15/2028	1,110	1,090,475
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.25%	07/01/2039	1,000	1,082,610
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	647,202
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (f)	5.00%	07/01/2046	2,705	2,850,421
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	2,780	2,795,151
				9,117,458
Minnesota–2.22%
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC); Series 2010, RB	9.00%	12/01/2035	965	1,014,890
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,088,610
Rochester (City of), MN (Samaritan Bethany, Inc.); Series 2009 A, Ref. RB (g)(h)	7.38%	12/01/2019	1,000	1,000,000
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	1,000	1,005,420
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,091,930
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,902,295
				8,103,145
Missouri–1.60%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB (l)	5.50%	04/01/2027	750	300,000
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2010 A, RB (g)(h)	8.25%	05/15/2020	1,000	1,031,390
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB (f)	4.25%	12/01/2042	2,000	2,084,160
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.25%	09/01/2053	1,500	1,695,060
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	725	725,798
				5,836,408
Nebraska–0.28%
Gage (County of), NE Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, RB (g)(h)	6.75%	06/01/2020	1,000	1,026,970
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–1.27%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds (b)	5.00%	05/01/2048	$ 3,000	$ 3,620,130
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB (f)(j)	0.00%	07/01/2058	7,000	1,012,620
				4,632,750
New Hampshire–0.29%
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,000	1,052,280
New Jersey–2.01%
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB (g)(h)	6.25%	11/01/2020	1,000	1,045,330
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (i)	5.25%	09/15/2029	1,000	1,090,310
Series 2012, RB (i)	5.75%	09/15/2027	1,000	1,099,060
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB (f)	6.30%	10/01/2049	1,200	1,294,860
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,010,020
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB (b)	5.00%	01/01/2040	1,500	1,809,975
				7,349,555
New Mexico–0.28%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, RB (g)(h)	6.13%	07/01/2020	1,000	1,027,970
New York–15.15%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (j)	0.00%	07/15/2035	1,475	889,602
Series 2009, RB (j)	0.00%	07/15/2046	10,000	3,771,900
Hudson Yards Infrastructure Corp.; Series 2017 A, RB (b)	5.00%	02/15/2039	3,000	3,599,250
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,125	1,134,990
Series 2014 A, RB	6.70%	01/01/2049	500	494,405
Series 2014 C, RB (c)	2.00%	01/01/2049	405	65,823
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB (b)(i)	5.00%	10/15/2028	1,300	1,383,356
Series 2011, RB (b)(i)	5.00%	10/15/2027	1,700	1,810,619
New York (City of), NY; Subseries 2016 A-1, GO Bonds (b)	5.00%	08/01/2038	2,250	2,670,705
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS -AMBAC)(e)	5.00%	01/01/2039	500	508,525
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB (b)	5.00%	06/15/2047	3,000	3,291,690
Subseries 2012 A-1, VRD RB (m)	0.98%	06/15/2044	1,000	1,000,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB (b)	5.00%	05/01/2042	2,400	2,658,264
Subseries 2012 F-1, RB (b)	5.00%	05/01/2039	6,000	6,478,620
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (j)	0.00%	06/01/2050	8,100	1,239,300
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,402,840
New York (State of) Dormitory Authority;
Series 2014 C, RB (b)	5.00%	03/15/2041	3,000	3,405,450
Series 2018 E, RB (b)	5.00%	03/15/2045	2,250	2,738,678
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	3,000	3,482,130
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB (f)	7.25%	11/15/2044	1,000	1,188,050
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. RB (g)(h)	6.38%	01/15/2020	1,000	1,006,210
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (b)(i)(k)	5.00%	07/01/2046	1,750	1,932,840
Triborough Bridge & Tunnel Authority; Series 2017 A, RB (b)	5.00%	11/15/2047	4,170	4,968,305
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	2,000	1,984,980
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (f)(i)	7.00%	06/01/2046	$ 1,000	$ 1,126,460
				55,232,992
North Carolina–1.86%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	750	841,568
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB (g)(h)	7.75%	03/01/2021	1,000	1,078,940
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	3,000	3,480,540
North Carolina Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,376,323
				6,777,371
North Dakota–0.29%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,000	1,047,910
Ohio–4.12%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.88%	06/01/2030	1,000	1,005,010
Series 2007 A-2, RB	5.88%	06/01/2047	2,000	2,010,300
Series 2007 A-2, RB	6.50%	06/01/2047	2,000	2,038,820
Series 2007 A-3, RB (d)	6.25%	06/01/2037	1,000	1,023,250
Series 2007 B, RB (j)	0.00%	06/01/2047	34,540	2,049,603
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,051,370
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	1,600	1,633,664
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	940	1,054,201
Montgomery (County of), OH (St. Leonard); Series 2010, Ref. RB	6.63%	04/01/2040	1,000	1,014,050
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,066,850
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (f)	6.38%	01/15/2051	1,000	1,072,760
				15,019,878
Oklahoma–1.23%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (c)(l)	6.00%	01/01/2032	1,000	630,000
Series 2013, Ref. RB (c)(l)	5.75%	01/01/2037	1,000	630,000
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	1,189,590
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	1,750	993,125
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB (c)	7.00%	11/01/2051	665	5,523
Tulsa (County of), OK Industrial Authority (Montereau, Inc.); Series 2010 A, RB (g)(h)	7.25%	05/01/2020	1,000	1,024,510
				4,472,748
Pennsylvania–3.37%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, RB	6.75%	08/15/2035	870	893,560
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	965	968,841
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,022,670
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (g)(h)	6.63%	12/01/2021	1,000	1,106,810
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds (b)	5.00%	06/15/2034	3,000	3,416,730
Pennsylvania (Commonwealth of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. RB (b)	5.00%	06/15/2021	3,000	3,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	$ 750	$ 864,562
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (f)	6.75%	06/15/2043	1,000	1,016,950
				12,290,123
Puerto Rico–4.02%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	500	508,850
Series 2002, RB	5.63%	05/15/2043	1,000	1,017,700
Series 2005 A, RB (j)	0.00%	05/15/2050	27,000	3,852,900
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB (c)	5.00%	07/01/2037	495	379,912
Series 2007 VV, Ref. RB (INS -NATL)(e)	5.25%	07/01/2035	1,000	1,073,040
Series 2010 XX, RB (c)	5.25%	12/31/2049	2,300	1,765,250
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(e)	6.00%	07/01/2024	1,000	1,028,610
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (j)	0.00%	07/01/2046	5,650	1,493,690
Series 2018 A-1, RB (j)	0.00%	07/01/2051	10,000	1,960,500
Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,576,125
				14,656,577
South Carolina–0.76%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB (f)	5.75%	06/15/2039	1,500	1,691,850
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,000	1,083,410
				2,775,260
Tennessee–0.95%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	1,055,260
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,632,896
Series 2016 A, Ref. RB (f)	5.00%	09/01/2031	750	773,317
				3,461,473
Texas–7.49%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	838,360
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	1,000	1,013,930
Central Texas Regional Mobility Authority; Series 2011, RB (g)(h)	6.75%	01/01/2021	1,000	1,058,800
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB (g)(h)	6.25%	12/01/2020	1,000	1,049,470
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (m)	0.85%	11/01/2041	700	700,000
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB (i)	6.63%	07/15/2038	1,000	1,066,290
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (g)(h)	6.88%	05/15/2021	1,000	1,080,720
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	750	811,740
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (f)(i)	6.50%	12/01/2033	960	992,976
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,650	1,686,102
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	1,082,960
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	425,844
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,589,565
North Texas Tollway Authority; Series 2011 B, RB (g)(h)(j)	0.00%	09/01/2031	7,000	3,506,930
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (f)(h)(i)	7.25%	02/13/2020	$ 1,500	$ 1,511,235
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	452,520
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (c)(i)(l)	8.00%	07/01/2038	990	247,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,156,120
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2052	1,000	1,105,730
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB (c)	4.63%	11/15/2049	485	4,850
Series 2017 A, RB (c)	4.88%	11/15/2055	1,000	10,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, RB	8.25%	11/15/2044	860	817,000
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	1,000	1,033,600
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,000	1,004,480
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB (i)	6.75%	06/30/2043	1,000	1,157,180
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, RB (g)(h)	7.13%	02/15/2020	1,000	1,011,670
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB (g)(h)	7.00%	11/01/2020	805	846,562
Series 2010, RB	7.00%	11/01/2030	55	57,263
				27,319,397
Utah–1.26%
Salt Lake City Corp. Airport Revenue; Series 2018 A, RB (b)(i)	5.00%	07/01/2043	3,000	3,571,680
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040	1,000	1,021,040
				4,592,720
Virgin Islands–0.69%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 B, RB	5.25%	10/01/2029	2,500	2,513,600
Virginia–0.57%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	1,066,240
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB (d)	5.20%	06/01/2046	1,000	1,005,670
				2,071,910
Washington–3.40%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,058,060
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. GO Bonds	7.00%	12/01/2040	1,000	1,060,830
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB (b)	5.00%	01/01/2034	3,000	3,122,340
Washington (State of); Series 2019 A, GO Bonds (b)	5.00%	08/01/2042	2,250	2,755,643
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (b)	5.00%	07/01/2048	3,000	3,586,260
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (f)	7.00%	07/01/2050	740	807,843
				12,390,976
West Virginia–1.75%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB (f)	5.75%	06/01/2042	1,500	1,506,525
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	1,000	1,082,470
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (f)	5.75%	06/01/2043	2,000	2,217,880
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (f)(i)	7.25%	02/01/2036	$ 750	$ 759,525
Series 2018, RB (f)(i)	8.75%	02/01/2036	240	247,733
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB (c)	6.50%	10/01/2038	1,000	585,000
				6,399,133
Wisconsin–4.99%
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	3,000	3,502,500
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2013, RB (g)(h)	7.00%	08/01/2020	1,025	1,063,940
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (f)	6.85%	10/01/2047	2,000	2,193,760
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (f)	7.00%	12/01/2050	2,000	2,393,460
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (f)	6.85%	11/01/2046	1,000	1,134,180
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB (f)	6.13%	02/01/2048	1,000	1,043,850
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB (f)	8.25%	06/01/2046	1,000	1,095,920
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (f)	6.25%	01/01/2038	1,000	1,039,760
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (i)	7.25%	06/01/2035	1,500	1,688,580
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,755,435
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	734,197
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB	6.20%	10/01/2042	500	543,230
				18,188,812
TOTAL INVESTMENTS IN SECURITIES(n)–131.97% (Cost $446,035,316)					481,210,454
FLOATING RATE NOTE OBLIGATIONS–(23.96)%
Notes with interest and fee rates ranging from 1.58% to 2.02% at 11/30/2019 and contractual maturities of collateral ranging from 06/15/2021 to 04/01/2056(o)					(87,355,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(8.21)%					(29,947,867)
OTHER ASSETS LESS LIABILITIES–0.20%					731,011
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$364,638,598
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $6,407,921, which represented 1.76% of the Trust’s Net Assets.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $58,302,815, which represented 15.99% of the Trust’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Security subject to the alternative minimum tax.
(j)	Zero coupon bond issued at a discount.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,565,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $146,177,599 are held by TOB Trusts and serve as collateral for the $87,355,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$478,457,354	$2,753,100	$481,210,454
Invesco Municipal Income Opportunities Trust